Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Schedule of Group's product and services purchase commitments

As of December 31, 2020, the Group’s products and services purchase commitments were as follows:

	Total	Less Than 1 year	1-3 years
Purchase obligations(i)	2,382	—	2,382

As of December 31, 2021, the Group’s services purchase commitments were as follows:

	Total	Less Than 1 year	1-3 years	3-5 years
Purchase obligations(i)	31,771	6,146	15,000	10,625
(i)	Purchase obligations represent US$2,382 of remaining non-cancelable contractual commitments as of December 31, 2020, related to one of the Group’s third-party cloud infrastructure agreement, under which the Group committed to spend an aggregate of at least US$3,000 between May 1, 2019 and April 30, 2022 with no minimum purchase commitment during any year. The Group had made payments totaling US$618 under this agreement as of December 31, 2020.

Purchase obligations represent US$31,771 of remaining non-cancelable contractual commitments as of December 31, 2021, related to one of the Group’s third-party cloud infrastructure agreement, under which the Group committed to spend an aggregate of at least US$37,500 between June 1, 2021 and May 31, 2026 with minimum purchase commitment. The Group had made payments totaling US$5,729 under this agreement as of December 31, 2021.